Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2012
Registrant Name	dei_EntityRegistrantName	DREYFUS INSTITUTIONAL PREFERRED MONEY MARKET FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001038520
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	Aug. 01, 2012
Dreyfus Institutional Preferred Money Market Fund (Second Prospectus Summary) | Dreyfus Institutional Preferred Money Market Fund | Reserve Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DRSXX